SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Narrative) (Details) ₨ in Millions, $ in Millions	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 INR (₨)	Dec. 31, 2024 USD ($)
Short-Term Debt [Abstract]
Short term overdraft credit line	₨ 215	$ 2.4	₨ 250	$ 2.8